GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                              Maxim Series Account
                       Semi-Annual Report Submission N-30D
                          File No. 333-44839, 811-03249


The information required to be contained in this report for the period ending June 30, 2001 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant which are incorporated herein by reference:

Dreyfus Life & Annuity Index Fund, Inc
File No. 811-05719
Form N-30D
Filed via EDGAR and accepted on August 21, 2001 Accession No.
0000846800-01-500006

Janus Aspen Series Fund
File No. 811-07736
Form N-30D
Filed via EDGAR and accepted on August 22, 2001 Accession No.
0001012709-01-500619

Nueberger Berman Advisers Management Trust Portfolios
File No. 811-04255
Form N-30D
Filed via EDGAR and accepted on August 22, 2001 Accession No.
0001053949-01-500244

Franklin Templeton Variable Insurance Products Trust
File No. 811-05583
Form N-30D
Filed via EDGAR and accepted on August 29, 2001 Accession No.
0000837274-01-500016

Maxim Series Fund, Inc.
File No. 811-03364
Form N-30D
Filed via EDGAR and accepted on August 28, 2001 Accession No.
0000356476-01-500029